Provisions for pensions and similar obligations (Details 17)	12 Months Ended
Dec. 31, 2019
Cabesp
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	15.45
Bandepe
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	16.48
Free Clinic
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	11.91
Lifetime officers
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	9.17
Health officers
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	27.53
Circulars - Banco ABN Amro
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	12.15
Circulars - Banco Real
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	11.93
Life Insurance
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	8.39